Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total equity-based compensation	$ 0	$ 133,437	$ 30,509	$ 298,444	$ 275,418	$ 560,060
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total equity-based compensation	0	98,385	19,027	200,873	95,938	380,631
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total equity-based compensation	$ 0	$ 35,052	$ 11,482	$ 97,571	$ 179,480	$ 179,429